Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options at Date of Granted Using Binomial Option Pricing Model (Details) - ¥ / shares	Mar. 27, 2017	Jul. 01, 2016	Jul. 01, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	2.40%	1.50%	2.40%
Estimated volatility rate	53.00%	54.00%	55.00%
Dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share(RMB)	¥ 85.42	¥ 44.55	¥ 9.03
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	220.00%	220.00%	220.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	280.00%	280.00%	280.00%